Insurance contracts and private pension (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
General Model (BBA)	R$ 16,399	R$ 15,762
lnsurance	5,752	5,134
Private pension	10,647	10,628
Variable Fee Approach (VFA)	289,823	255,193
Private pension	289,823	255,193
Simplified Model (PAA)	611	450
lnsurance	631	488
Reinsurance	(20)	(38)
Total Insurance contracts and private pension	306,833	271,405
lnsurance	6,383	5,622
Reinsurance	(20)	(38)
Private pension	300,470	265,821
Current	611	450
Non-current	306,222	270,955
Income Operating [Member]
IfrsStatementLineItems [Line Items]
General Model (BBA)	2,332	2,361
lnsurance	2,463	2,461
Private pension	(131)	(100)
Variable Fee Approach (VFA)	1,869	1,709
Private pension	1,869	1,709
Simplified Model (PAA)	2,335	2,062
lnsurance	2,382	2,068
Reinsurance	(47)	(6)
Total Insurance contracts and private pension	6,536	6,132
lnsurance	4,845	4,529
Reinsurance	(47)	(6)
Private pension	1,738	1,609
Current
Non-current
Income Financial [Member]
IfrsStatementLineItems [Line Items]
General Model (BBA)	(1,385)	(538)
lnsurance	(268)	(242)
Private pension	(1,117)	(296)
Variable Fee Approach (VFA)	(22,310)	(28,044)
Private pension	(22,310)	(28,044)
Simplified Model (PAA)	16	(3)
lnsurance	11	(2)
Reinsurance	5	(1)
Total Insurance contracts and private pension	(23,679)	(28,585)
lnsurance	(257)	(244)
Reinsurance	5	(1)
Private pension	(23,427)	R$ (28,340)
Current
Non-current